Dividends (Tables)	12 Months Ended
Sep. 30, 2015
Other Liabilities Disclosure [Abstract]
Summary of Dividends Declared by Board of directors

The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2015, 2014 and 2013:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date

July 29, 2015	$0.170	September 30, 2015	$25,697	October 16, 2015
April 29, 2015	$0.170	June 30, 2015	$26,127	July 17, 2015
January 27, 2015	$0.170	March 31, 2015	$26,286	April 16, 2015
November 4, 2014	$0.155	December 31, 2014	$24,086	January 16, 2015

July 29, 2014	$0.155	September 30, 2014	$24,291	October 17, 2014
April 30, 2014	$0.155	June 30, 2014	$24,576	July 18, 2014
January 29, 2014	$0.155	March 31, 2014	$24,799	April 17, 2014
November 5, 2013	$0.130	December 31, 2013	$20,752	January 17, 2014

July 31, 2013	$0.130	September 30, 2013	$20,812	October 18, 2013
April 30, 2013	$0.130	June 28, 2013	$20,929	July 19, 2013
January 30, 2013	$0.130	March 28, 2013	$20,927	April 19, 2013
November 6, 2012	$0.130	December 31, 2012	$21,032	January 18, 2013